Financial Instruments	12 Months Ended
Jun. 29, 2013
Financial Instruments
Financial Instruments
Background Information
The company uses derivative financial instruments, including futures, options and swap contracts to manage its exposures to commodity prices and interest rate risks. The use of these derivative financial instruments modifies the exposure of these risks with the intent to reduce the risk or cost to the company. The company does not use derivatives for trading or speculative purposes and is not a party to leveraged derivatives. More information concerning accounting for financial instruments can be found in Note 2, Summary of Significant Accounting Policies in the company’s 2013 Annual Report.

Types of Derivative Instruments
Interest Rate and Cross Currency Swaps The company had utilized interest rate swap derivatives to manage interest rate risk, in order to maintain a targeted amount of both fixed-rate and floating-rate long-term debt and notes payable. Interest rate swap agreements that are effective at hedging the fair value of fixed-rate debt agreements are designated and accounted for as fair value hedges. The company has a fixed interest rate on virtually all of its long-term debt, and as of June 29, 2013 the company is not a party to any interest rate swap agreements.
Prior to the spin-off of its international coffee and tea business in June 2012, the company issued certain foreign-denominated debt instruments and utilized cross currency swaps to reduce the variability of functional currency cash flows related to foreign currency debt. Cross currency swap agreements that are effective at hedging the variability of foreign-denominated cash flows are designated and accounted for as cash flow hedges. In the fourth quarter of 2012, the company entered into an offsetting cross currency swap to neutralize €229 million due under the company’s one remaining cross currency swap that matured in June 2013. The net cash paid on both derivative instruments was approximately $40 million.
Commodity Futures and Options Contracts The company uses commodity futures and options to hedge a portion of its commodity price risk. The principal commodities hedged by the company include pork, beef, natural gas, diesel fuel, corn, wheat and other ingredients. The company does not use significant levels of commodity financial instruments to hedge commodity prices and primarily relies upon fixed rate supplier contracts to determine commodity pricing. In circumstances where commodity-derivative instruments are used, there is a high correlation between the commodity costs and the derivative instruments. For those instruments where the commodity instrument and underlying hedged item correlate between 80% -125%%, the company accounts for those contracts as cash flow hedges. However, the majority of commodity derivative instruments are accounted for as mark-to-market hedges. The company only enters into futures and options contracts that are traded on established, well-recognized exchanges that offer high liquidity, transparent pricing, daily cash settlement and collateralization through margin requirements.
Non-Derivative Instruments
Prior to the spin-off of its international coffee and tea business, the company used non-derivative instruments such as non-U.S. dollar financing transactions or non-U.S. dollar assets or liabilities, including intercompany loans, to hedge the exposure of changes in underlying foreign currency denominated subsidiary net assets, and they were declared as Net Investment Hedges.
The notional values of the various derivative instruments used by the company are summarized in the following table:

In millions	June 29, 2013	June 30, 2012	Hedge Coverage (Number of Months)
Swap Contracts
Rec. fixed/pay fixed - cross currency swaps notional[1]	$—	$(40)	—
Commodity contracts
Commodity future contracts[2]
Grains and oilseeds	$34	$56	5
Energy	29	27	11
Other commodities	20	25	6
1 The notional value is calculated using the exchange rates as the reporting date.
2 Commodity futures contracts are determined by the notional cost of the contract.

Cash Flow Presentation
The cash receipts and payments from a derivative instrument are classified according to the nature of the instrument, when realized, generally in investing activities unless otherwise disclosed. However, cash flows from a derivative instrument that are accounted for as a fair value hedge or cash flow hedge are classified in the same category as the cash flows from the items being hedged provided the derivative does not include a financing element at inception. If a derivative instrument includes a financing element at inception, all cash inflows and outflows of the derivative instrument are considered cash flows from financing activities. If, for any reason, hedge accounting is discontinued, any remaining cash flows after that date shall be classified consistent with mark-to-market instruments.

Contingent Features/ Concentration of Credit Risk
All of the company’s derivative instruments are governed by International Swaps and Derivatives Association (i.e., ISDA) master agreements, requiring the company to maintain an investment grade credit rating from both Moody’s and Standard & Poor’s credit rating agencies. If the company’s credit rating were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on the derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position was nil on June 29, 2013 and $40 million on June 30, 2012, for which the company posted no collateral.
A large number of major international financial institutions are counterparties to the company’s financial instruments. The company enters into financial instrument agreements only with counterparties meeting very stringent credit standards (a credit rating of A-/A3 or better), limiting the amount of agreements or contracts it enters into with any one party and, where legally available, executing master netting agreements. The company regularly monitors these positions. While the company may be exposed to credit losses in the event of nonperformance by individual counterparties of the entire group of counterparties, the company has not recognized any losses with these counterparties in the past and does not anticipate material losses in the future.
Trade accounts receivable due from customers that the company identified as having low or no credit ratings were $60 million at June 29, 2013 and $52 million at June 30, 2012.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., exit price) in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value must be categorized into one of three different levels depending on the assumptions (i.e., inputs) used in the valuation. Level 1 provides the most reliable measure of fair value while level 3 generally requires significant management judgment. Assets and liabilities are classified in their entirety based on the lowest level of input significant to the fair value measurement.
The carrying amounts of cash and equivalents, trade accounts receivables, accounts payable, derivative instruments and notes payable approximate fair values due to their short-term nature and are considered Level 1 based on the valuation inputs. The carrying value of derivative instruments approximate fair value but may be considered Level 1 or Level 2 based on the valuation inputs used (see balance sheet classification and fair value determination in the table presented later in this disclosure.) The fair value of the company’s long-term debt (considered Level 2 based on the valuation inputs used), including the current portion, is estimated using discounted cash flows based on the company’s current incremental borrowing rates for similar types of borrowing arrangements.

	June 29, 2013		June 30, 2012
In millions	Fair Value	Carrying Amount	Fair Value	Carrying Amount
Long-term debt, including current portion	$981	$951	$1,004	$945

Information on the location and amounts of derivative fair values in the Consolidated Balance Sheet at June 29, 2013 and June 30, 2012 is as follows:

	Assets		Liabilities
	Other Current Assets		Accrued Liabilities - Other
In millions	June 29, 2013	June 30, 2012	June 29, 2013	June 30, 2012
Derivatives Designated as Hedging Instruments:
Foreign exchange contracts(1)	$—	$—	$—	$40
Derivatives Not Designated as Hedging Instruments:
Foreign exchange contracts(1)	—	1	—	—
Total derivatives	$—	$1	$—	$40

1 Categorized as level 2: Fair value of level 2 assets and liabilities as of June 30, 2012 are $1 million and $40 million, respectively.

Information related to our cash flow hedges, net investment hedges, fair value hedges and other derivatives not designated as hedging instruments for the periods ended June 29, 2013, and June 30, 2012, follows:

		Interest Rate Contracts		Foreign Exchange Contracts		Commodity Contracts		Total
In millions	Year ended	June 29, 2013	June 30, 2012	June 29, 2013	June 30, 2012	June 29, 2013	June 30, 2012	June 29, 2013	June 30, 2012
Cash Flow Derivatives
Amount of gain (loss) recognized in other comprehensive income (OCI)[1]		$—	$(8)	$—	$—	$6	$13	$6	$5
Amount of gain (loss) reclassified from AOCI into earnings1, [2]		—	(3)	—	2	18	2	18	1
Amount of ineffectiveness recognized in earnings3, [4]		—	—	—	(2)	(1)	2	(1)	—
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months		—	—	—	—	(2)	10	(2)	10
Net Investment Derivatives
Amount of gain (loss) recognized in OCI[1]		—	—	—	604	—	—	—	604
Amount of gain (loss) recognized from OCI into earnings[6]		—	—	—	(446)	—	—	—	(446)
Amount of gain (loss) recognized from OCI into spin-off dividend[7]		—	—	—	324	—	—	—	324
Fair Value Derivatives
Amount of derivative gain (loss) recognized in earnings[5]		—	1	—	—	—	—	—	1
Amount of hedged item gain (loss) recognized in earnings[5]		—	4	—	—	—	—	—	4
Derivatives Not Designated as Hedging Instruments
Amount of gain (loss) recognized in Cost of Sales		—	—	—	—	(2)	(2)	(2)	(2)
Amount of gain (loss) recognized in SG&A		—	—	—	(15)	2	—	2	(15)
1 Effective Portion
2 Gain (loss) reclassified from AOCI into earnings is reported in interest or debt extinguishment , for interest rate swaps, in selling, general, and administrative (SG&A) expenses for foreign exchange contracts and in cost of sales for commodity contracts.
3 Gain (loss) recognized in earnings is related to the ineffective portion and amounts excluded from the assessment of hedge effectiveness.
4 Gain (loss) recognized in earnings is reported in interest expense for foreign exchange contract and SG&A expenses for commodity contracts.
5 The amount of gain (loss) recognized in earnings on the derivative contracts and the related hedged item is reported in interest or debt extinguishment, for the interest rate contracts and SG&A for the foreign exchange contracts.
6 The gain (loss) recognized from OCI into earnings is reported in gain on sale of discontinued operations.
7 The gain/(loss) recognized from OCI into the spin-off dividend is reported in Retained Earnings as a result of the spin-off